Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2014

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$700,154	$-	$700,154
Obligations of U.S. Government sponsored entities	-	1,724,973	-	1,724,973
Obligations of Puerto Rico, States and political subdivisions	-	61,712	-	61,712
Collateralized mortgage obligations - federal agencies	-	1,910,030	-	1,910,030
Mortgage-backed securities	-	903,037	1,325	904,362
Equity securities	323	2,299	-	2,622
Other	-	11,306	-	11,306
Total investment securities available-for-sale	$323	$5,313,511	$1,325	$5,315,159

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$7,954	$-	$7,954
Collateralized mortgage obligations	-	261	1,375	1,636
Mortgage-backed securities - federal agencies	-	104,463	6,229	110,692
Other	-	16,682	1,563	18,245
Total trading account securities	$-	$129,360	$9,167	$138,527
Mortgage servicing rights	$-	$-	$148,694	$148,694
Derivatives	-	25,362	-	25,362
Total assets measured at fair value on a recurring basis	$323	$5,468,233	$159,186	$5,627,742
Liabilities
Derivatives	$-	$(23,032)	$-	$(23,032)
Contingent consideration	-	-	(133,634)	(133,634)
Total liabilities measured at fair value on a recurring basis	$-	$(23,032)	$(133,634)	$(156,666)

At December 31, 2013

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$28,482	$-	$28,482
Obligations of U.S. Government sponsored entities	-	1,629,205	-	1,629,205
Obligations of Puerto Rico, States and political subdivisions	-	66,377	-	66,377
Collateralized mortgage obligations - federal agencies	-	2,418,296	-	2,418,296
Collateralized mortgage obligations - private label	-	513	-	513
Mortgage-backed securities	-	1,129,118	6,523	1,135,641
Equity securities	412	3,704	-	4,116
Other	-	12,170	-	12,170
Total investment securities available-for-sale	$412	$5,287,865	$6,523	$5,294,800

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$7,586	$-	$7,586
Collateralized mortgage obligations	-	426	1,423	1,849
Mortgage-backed securities - federal agencies	-	302,952	9,799	312,751
Other	-	15,545	1,929	17,474
Total trading account securities	$-	$326,509	$13,151	$339,660
Mortgage servicing rights	$-	$-	$161,099	$161,099
Derivatives	-	34,793	-	34,793
Total assets measured at fair value on a recurring basis	$412	$5,649,167	$180,773	$5,830,352
Liabilities
Derivatives	$-	$(32,378)	$-	$(32,378)
Contingent consideration	-	-	(128,299)	(128,299)
Total liabilities measured at fair value on a recurring basis	$-	$(32,378)	$(128,299)	$(160,677)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2014

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$71,750	$71,750	$(15,405)
Loans held-for-sale[2]	-	-	21,609	21,609	(38)
Other real estate owned[3]	-	6,610	86,520	93,130	(42,366)
Other foreclosed assets[3]	-	-	1,368	1,368	(1,622)
Total assets measured at fair value on a nonrecurring basis	$-	$6,610	$181,247	$187,857	$(59,431)

Year ended December 31, 2013

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$25,673	$25,673	$(21,348)
Loans held-for-sale[2]	-	-	-	-	(364,820)
Other real estate owned[3]	-	2,849	84,732	87,581	(43,861)
Other foreclosed assets[3]	-	-	638	638	(617)
Total assets measured at fair value on a nonrecurring basis	$-	$2,849	$111,043	$113,892	$(430,646)

Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2014
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2014	$6,523	$1,423	$9,799	$1,929	$161,099	$180,773	$(128,299)	$(128,299)
Gains (losses) included in earnings	(31)	(11)	(165)	(366)	(24,773)	(25,346)	(1,791)	(1,791)
Gains (losses) included in OCI	(249)	-	-	-	-	(249)	-	-
Additions	-	270	805	-	12,583	13,658	(4,330)	(4,330)
Sales	(4,350)	-	(2,110)	-	-	(6,460)	-	-
Settlements	(568)	(307)	(2,100)	-	(215)	(3,190)	786	786
Balance at December 31, 2014	$1,325	$1,375	$6,229	$1,563	$148,694	$159,186	$(133,634)	$(133,634)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2014	$-	$(7)	$(72)	$(144)	$(6,120)	$(6,343)	$(1,791)	$(1,791)

Year ended December 31, 2013
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2013	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Gains (losses) included in earnings	(7)	(18)	(39)	(311)	(11,403)	(11,778)	(16,297)	(16,297)
Gains (losses) included in OCI	(40)	-	-	-	-	(40)	-	-
Additions	-	25	859	-	19,307	20,191	-	-
Sales	-	(802)	(100)	-	-	(902)	-	-
Settlements	(500)	(281)	(2,738)	-	(1,235)	(4,754)	-	-
Balance at December 31, 2013	$6,523	$1,423	$9,799	$1,929	$161,099	$180,773	$(128,299)	$(128,299)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2013	$-	$(4)	$159	$14	$15,024	$15,193	$(16,297)	$(16,297)

Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Additions	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2014		2013		2012
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(31)	$-	$(7)	$-	$(6)	$-
FDIC loss share (expense)
income	(1,791)	(1,791)	(15,994)	(15,994)	(13,178)	(13,178)
Mortgage banking activities	(24,773)	(6,120)	(11,403)	15,024	(17,406)	8,130
Trading account (loss) profit	(542)	(223)	(368)	169	587	(475)
Other operating income	-	-	(303)	(303)	578	(169)
Total	$(27,137)	$(8,134)	$(28,075)	$(1,104)	$(29,425)	$(5,692)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair value
	at December 31,
(In thousands)	2014	Valuation technique	Unobservable inputs	Weighted average (range)
CMO's - trading	$1,375	Discounted cash flow model	Weighted average life	2.2 years (0.6 - 4.8 years)
			Yield	4.0% (1.3% - 4.7%)
			Constant prepayment rate	23.9% (19.5% - 27.9%)
Other - trading	$769	Discounted cash flow model	Weighted average life	5.5	years
			Yield	12.1%
			Constant prepayment rate	10.8%
Mortgage servicing rights	$148,694	Discounted cash flow model	Prepayment speed	8.7% (5.3% - 22.7%)
			Weighted average life	11.5 years (4.4 - 18.8 years)
			Discount rate	11.3% (9.5% - 15.0%)
Contingent consideration	$(133,634)	Discounted cash flow model	Credit loss rate on covered loans	7.3% (0.0% - 100.0%)
			Risk premium component
			of discount rate	5.0%
Loans held-in-portfolio	$71,090[1]	External appraisal	Haircut applied on
			external appraisals	26.6% (20.0% - 30.0%)
Other real estate owned	$29,715[2]	External appraisal	Haircut applied on
			external appraisals	12.5% (10.0% - 30.0%)
Other foreclosed assets	$1,354[3]	External appraisal	Haircut applied on
			external appraisals	3.3% (1.0% - 6.0%)